Organization and Business Operations - Additional Information (Details) - USD ($)			3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 13, 2021	Mar. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 11, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation			Sep. 14, 2020			Sep. 14, 2020
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from sale of warrants			$ 0	$ 8,900,000	$ 0	$ 8,900,000
Proceeds from initial public offering		$ 345,000,000	$ 0	$ 345,000,000	$ 0	$ 345,000,000
Maximum maturity period			185 days			185 days
Regulatory withdrawal of interest from trust account, maximum period			24 months			24 months
Redemption percentage of public shares of common stock if business combination not completed			100.00%			100.00%
Number of days to seek shareholder approval for redemption of shares			2 days			2 days
Number of days to provide opportunity to shareholders to sell their shares			2 days			2 days
Number of days to redeem public shares of common stock if business combination not completed			10 days			10 days
Dissolution expenses, maximum allowed			$ 100,000			$ 100,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amount placed in trust account	$ 345,000,000	345,000,000
Proceeds from sale of warrants		$ 8,900,000
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Threshold net tangible assets			$ 5,000,001			$ 5,000,001
Number of days to redeem public shares of common stock if business combination not completed			10 days			10 days
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value			80.00%			80.00%
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Class F Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Merger Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value	$ 0.000001
Merger Agreement | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination expected closing parent of cash	$ 550,000,000
Merger Agreement | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value	$ 0.0001
Stock issued during period, value acquisitions	$ 161,776,650
Share price	$ 10
Merger Agreement | Class A Common Stock | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net tangible assets for redemption of common stock	$ 5,000,001
Merger Agreement | Class A Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value	$ 0.001
Preferred stock, par value	0.001
Merger Agreement | Class B Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock, par value	0.001
Merger Agreement | Preferred Class C
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock, par value	0.001
PIPE Subscription Agreements | Class A Common Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price	$ 10
Stock issued during period, value	$ 31,055,000
Waiver and Share Surrender Agreement | Class F Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value	$ 0.0001
Share surrender of commons stock subject to closing of business combination	1,501,650